REVENUE - License Revenue - Janssen (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License Revenue - Janssen	$ 4.9	$ 75.1	$ 35.2